CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
Revenues	$ 14,793,455	$ 0	$ 1,272,800	$ 0
Costs of revenues	7,252,317	0
Cost of Sales			1,005,341	0
Gross margin	7,541,138	0	267,459	0
Operating Expenses
Stock based compensation	0	0	254,000	351,000
Professional fees	0	295	26,364	40,380
Selling, general and administrative expenses	226,806	65	29,732	4,076
Total operating expenses	226,806	360	310,096	395,456
Net income (loss) from operations	7,314,332	(360)	(42,637)	(395,456)
Other income (expenses)
Gain on extinguishment of debt			34,000	7,382
Other income	5,020	0
Interest expense	0	(2,894)	(8,620)	(11,844)
Net income attributable to non-controlling interests	(27,038)	0	(3,169)	0
Net income (loss) prior to income taxes	7,292,314	(3,254)
Income tax provision (benefit)	0	0	0	0
Net income (loss)	$ 7,292,314	$ (3,254)	$ (20,426)	$ (399,918)
Basic and diluted income (loss) per share	$ 0.12	$ (0.00)	$ (0.00)	$ (0.01)
Weighted average number of shares outstanding	58,608,825	55,308,825	56,229,815	37,199,236